Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (as the engaging party), Barclays Commercial Mortgage Securities LLC, Barclays Capital Real Estate Inc., Citigroup Global Markets Inc., Citi Real Estate Funding Inc., BMO Capital Markets Corp., Bank of Montreal, Deutsche Bank Securities Inc., German American Capital Corporation, Wells Fargo Securities, LLC, Wells Fargo Bank, National Association and SMBC Nikko Securities America, Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2024-XL5, Commercial Mortgage Pass-Through Certificates, Series 2024-XL5 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 186 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of March 15, 2024.

●	The phrase “Cut-off Date” refers to the date of March 15, 2024.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on February 28, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-XL5 Accounting Tape_Final.xlsx (provided on February 28, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.
●	The phrase “XL 2019 Annex” refers to the Jupiter XL5 Asset List_Barx Analysis_(02.12.2024) Excel file.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From February 6, 2024 through February 28, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 28, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2024-XL5	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loa\n File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Underwriting File	None
6	BX 2019-XL ALA Rank Same-Store Properties	XL 2019 Annex	None
7	BX 2019-XL Property Name Same-Store Properties	XL 2019 Annex	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	County	Appraisal Report	None
11	State	Appraisal Report	None
12	Zip	Appraisal Report	None
13	Market	Underwriting File	None
14	Year Built	Appraisal Report; Engineering Report	None
15	Year Renovated	Appraisal Report; Engineering Report	None
16	Wtd. Avg. Clear Height	Underwriting File	None
17	Total NRA	Underwriting File	None
18	Unit of Measure	Underwriting File	None
19	Occupancy (%)	Underwriting File	None
20	Occupancy (%) Date	Underwriting File	None
21	Office % of NRA	Recalculation	None
22	% of NRA Leased to Investment Grade Tenants	Recalculation	None
23	% of UW Gross Rent from Investment Grade Tenants	Recalculation	None
24	# of tenants	Underwriting File	None
25	WA Lease Expiration Date	Recalculation	None
26	WA Lease Term Remaining	Recalculation	None
27	Ownership Interest	None - Company Provided	None
28	Mortgage Loan Closing Date Balance	Loan Agreement	None
29	Mortgage Loan Closing Date Balance per SF	Recalculation	None
30	% of Mortgage Loan Closing Date Balance	Recalculation	None
31	Mortgage Loan Maturity Date Balance	Recalculation	None
32	Individual Appraised Value Date	Appraisal Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2024-XL5	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Aggregate Individual Appraised Value	Appraisal Report	None
34	Aggregate Individual Appraised Value per SF	Recalculation	None
35	Portfolio Appraised Value Date	Appraisal Report	None
36	Portfolio Appraised Value	Appraisal Report	None
37	Portfolio Appraised Value per SF	Recalculation	None
38	Portfolio Appraised Value Premium	Recalculation	None
39	Engineering Report Provider	Engineering Report	None
40	Engineering Report Date	Engineering Report	None
41	Environmental Report Provider	Environmental Report	None
42	Environmental Report Date	Environmental Report	None
43	Phase II Required?	Environmental Report	None
44	Seismic Zone	Engineering Report, Seismic Report	None
45	PML %	Engineering Report, Seismic Report	None
46	Origination Date	None - Company Provided	None
47	Assumed One-month Term SOFR	None - Company Provided	None
48	Assumed Mortgage Loan Spread	None - Company Provided	None
49	Term SOFR Cap	None - Company Provided	None
50	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
51	Term SOFR Lookback days	Loan Agreement	None
52	Term SOFR Cap Expiration Date	None - Company Provided	None
53	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
54	Amort Type	Loan Agreement	None
55	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
56	Annual Mortgage Loan Debt Service Payment	Recalculation	None
57	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
58	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
59	Grace Period	Loan Agreement	None
60	First Loan Payment Date	Loan Agreement	None
61	Seasoning	Recalculation	None
62	Original Term to Maturity (Months)	Recalculation	None
63	Remaining Term to Maturity (Months)	Recalculation	None
64	Original Amortization Term (Months)	Not Applicable*	None
65	Remaining Amortization Term (Months)	Not Applicable*	None
66	Original IO Term (Months)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2024-XL5	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
67	Remaining IO Term (Months)	Recalculation	None
68	Initial Maturity Date	Loan Agreement	None
69	Floating Rate Component Extensions	Loan Agreement	None
70	Fully Extended Maturity Date	Loan Agreement	None
71	Lockbox	Loan Agreement	None
72	Cash Management Type	Loan Agreement	None
73	Cash Management Trigger	Loan Agreement	None
74	Administrative Fee Rate (%)	Fee Schedule	None
75	Floating Rate Component Prepayment Provision	Loan Agreement	None
76	Partial Release Allowed?	Loan Agreement	None
77	Property Release Description	Loan Agreement	None
78	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Recalculation	None
79	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Recalculation	None
80	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
81	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
82	Mortgage Loan UW NOI Debt Yield	Recalculation	None
83	Mortgage Loan UW NCF Debt Yield	Recalculation	None
84	Mortgage Loan UW NOI DSCR	Recalculation	None
85	Mortgage Loan UW NCF DSCR	Recalculation	None
86	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
87	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
88	Initial Tax Escrow	Loan Agreement	None
89	Ongoing Tax Escrow Monthly	Loan Agreement	None
90	Tax Escrow Springing Conditions	Loan Agreement	None
91	Initial Insurance Escrow	Loan Agreement	None
92	Ongoing Insurance Escrow Monthly	Loan Agreement	None
93	Insurance Escrow Springing Conditions	Loan Agreement	None
94	Initial Immediate Repairs Escrow	Loan Agreement	None
95	Initial CapEx Escrow	Loan Agreement	None
96	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
97	Cap Ex Escrow Springing Conditions	Loan Agreement	None
98	Initial TI/LC Escrow	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2024-XL5	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
99	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
100	TI/LC Escrow Springing Conditions	Loan Agreement	None
101	Initial Other Escrow	Loan Agreement	None
102	Ongoing Other Escrow Monthly	Loan Agreement	None
103	Ongoing Other Escrow Springing Condition	Loan Agreement	None
104	Other Escrow Description	Loan Agreement	None
105	Tenant Name Largest Tenant (by UW Gross Rent)	Underwriting File	None
106	Gross Rent Largest Tenant (by UW Gross Rent)	Underwriting File	None
107	Lease Exp. Largest Tenant (by UW Gross Rent)	Underwriting File	None
108	NRA Largest Tenant (by UW Gross Rent)	Underwriting File	None
109	% of NRA Largest Tenant (by UW Gross Rent)	Underwriting File	None
110	Tenant Name 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
111	Gross Rent 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
112	Lease Exp. 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
113	NRA 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
114	% of NRA 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
115	Tenant Name 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
116	Rent 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
117	Lease Exp. 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
118	NRA 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
119	% of NRA 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
120	2021 Base Rent	Underwriting File	$1.00
121	2022 Base Rent	Underwriting File	$1.00
122	2023 Base Rent	Underwriting File	$1.00
123	2024 Budget Base Rent	Underwriting File	$1.00
124	UW Base Rent	Underwriting File	$1.00
125	2021 SNO Rent	Underwriting File	$1.00
126	2022 SNO Rent	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX 2024-XL5	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
127	2023 SNO Rent	Underwriting File	$1.00
128	2024 Budget SNO Rent	Underwriting File	$1.00
129	UW SNO Rent	Underwriting File	$1.00
130	2021 Potential Income from Vacant Space	Underwriting File	$1.00
131	2022 Potential Income from Vacant Space	Underwriting File	$1.00
132	2023 Potential Income from Vacant Space	Underwriting File	$1.00
133	2024 Budget Potential Income from Vacant Space	Underwriting File	$1.00
134	UW Potential Income from Vacant Space	Underwriting File	$1.00
135	2021 Credit Rent Steps	Underwriting File	$1.00
136	2022 Credit Rent Steps	Underwriting File	$1.00
137	2023 Credit Rent Steps	Underwriting File	$1.00
138	2024 Budget Credit Rent Steps	Underwriting File	$1.00
139	UW Credit Rent Steps	Underwriting File	$1.00
140	2021 Rent Steps	Underwriting File	$1.00
141	2022 Rent Steps	Underwriting File	$1.00
142	2023 Rent Steps	Underwriting File	$1.00
143	2024 Budget Rent Steps	Underwriting File	$1.00
144	UW Rent Steps	Underwriting File	$1.00
145	2021 Recoveries	Underwriting File	$1.00
146	2022 Recoveries	Underwriting File	$1.00
147	2023 Recoveries	Underwriting File	$1.00
148	2024 Budget Recoveries	Underwriting File	$1.00
149	UW Recoveries	Underwriting File	$1.00
150	2021 Gross Potential Rent	Underwriting File	$1.00
151	2022 Gross Potential Rent	Underwriting File	$1.00
152	2023 Gross Potential Rent	Underwriting File	$1.00
153	2024 Budget Gross Potential Rent	Underwriting File	$1.00
154	UW Gross Potential Rent	Underwriting File	$1.00
155	2021 Other Income	Underwriting File	$1.00
156	2022 Other Income	Underwriting File	$1.00
157	2023 Other Income	Underwriting File	$1.00
158	2024 Budget Other Income	Underwriting File	$1.00
159	UW Other Income	Underwriting File	$1.00
160	2021 Economic Vacancy & Credit Loss	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2024-XL5	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
161	2022 Economic Vacancy & Credit Loss	Underwriting File	$1.00
162	2023 Economic Vacancy & Credit Loss	Underwriting File	$1.00
163	2024 Budget Economic Vacancy & Credit Loss	Underwriting File	$1.00
164	UW Economic Vacancy & Credit Loss	Underwriting File	$1.00
165	2021 Effective Gross Income	Underwriting File	$1.00
166	2022 Effective Gross Income	Underwriting File	$1.00
167	2023 Effective Gross Income	Underwriting File	$1.00
168	2024 Budget Effective Gross Income	Underwriting File	$1.00
169	UW Effective Gross Income	Underwriting File	$1.00
170	2021 Management Fee	Underwriting File	$1.00
171	2022 Management Fee	Underwriting File	$1.00
172	2023 Management Fee	Underwriting File	$1.00
173	2024 Budget Management Fee	Underwriting File	$1.00
174	UW Management Fee	Underwriting File	$1.00
175	2021 Utilities	Underwriting File	$1.00
176	2022 Utilities	Underwriting File	$1.00
177	2023 Utilities	Underwriting File	$1.00
178	2024 Budget Utilities	Underwriting File	$1.00
179	UW Utilities	Underwriting File	$1.00
180	2021 CAM	Underwriting File	$1.00
181	2022 CAM	Underwriting File	$1.00
182	2023 CAM	Underwriting File	$1.00
183	2024 Budget CAM	Underwriting File	$1.00
184	UW CAM	Underwriting File	$1.00
185	2021 Real Estate Taxes	Underwriting File	$1.00
186	2022 Real Estate Taxes	Underwriting File	$1.00
187	2023 Real Estate Taxes	Underwriting File	$1.00
188	2024 Budget Real Estate Taxes	Underwriting File	$1.00
189	UW Real Estate Taxes	Underwriting File	$1.00
190	2021 Insurance	Underwriting File	$1.00
191	2022 Insurance	Underwriting File	$1.00
192	2023 Insurance	Underwriting File	$1.00
193	2024 Budget Insurance	Underwriting File	$1.00
194	UW Insurance	Underwriting File	$1.00
195	2021 Other Expenses	Underwriting File	$1.00
196	2022 Other Expenses	Underwriting File	$1.00
197	2023 Other Expenses	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX 2024-XL5	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
198	2024 Budget Other Expenses	Underwriting File	$1.00
199	UW Other Expenses	Underwriting File	$1.00
200	2021 Total Operating Expenses	Underwriting File	$1.00
201	2022 Total Operating Expenses	Underwriting File	$1.00
202	2023 Total Operating Expenses	Underwriting File	$1.00
203	2024 Budget Total Operating Expenses	Underwriting File	$1.00
204	UW Total Operating Expenses	Underwriting File	$1.00
205	2021 Net Operating Income	Underwriting File	$1.00
206	2022 Net Operating Income	Underwriting File	$1.00
207	2023 Net Operating Income	Underwriting File	$1.00
208	2024 Budget Net Operating Income	Underwriting File	$1.00
209	UW Net Operating Income	Underwriting File	$1.00
210	2021 Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
211	2022 Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
212	2023 Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
213	2024 Budget Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
214	UW Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
215	2021 Replacement Reserves	Underwriting File	$1.00
216	2022 Replacement Reserves	Underwriting File	$1.00
217	2023 Replacement Reserves	Underwriting File	$1.00
218	2024 Budget Replacement Reserves	Underwriting File	$1.00
219	UW Replacement Reserves	Underwriting File	$1.00
220	2021 Net Cash Flow	Underwriting File	$1.00
221	2022 Net Cash Flow	Underwriting File	$1.00
222	2023 Net Cash Flow	Underwriting File	$1.00
223	2024 Budget Net Cash Flow	Underwriting File	$1.00
224	UW Net Cash Flow	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BX 2024-XL5	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
21	Office % of NRA	Quotient of (i) sum of Office SF from the Underwriting File and (ii) Total NRA.
22	% of NRA Leased to Investment Grade Tenants	Quotient of (i) sum of investment grade tenant square feet from the Underwriting File and (ii) Total NRA.
23	% of UW Gross Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant underwritten gross rent from the Underwriting File and (ii) sum of the total underwritten gross rent from the Underwriting File.
25	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each Mortgaged Property was multiplied by the corresponding underwritten base rent. Such amounts were summed and then divided by the aggregate underwritten base rent of the respective Mortgaged Property.
26	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
29	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total NRA.
30	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
31	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
34	Aggregate Individual Appraised Value per SF	Quotient of (i) Aggregate Individual Appraised Value and (ii) Total NRA.
37	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
38	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) Aggregate Individual Appraised Value, and (ii) 1.
50	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Assumed Mortgage Loan Spread.
55	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
56	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
57	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2024-XL5	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
58	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
61	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
62	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
63	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
66	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
67	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
78	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Aggregate Individual Appraised Value.
79	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Aggregate Individual Appraised Value.
80	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
81	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
82	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW Net Operating Income and (ii) Mortgage Loan Closing Date Balance.
83	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW Net Cash Flow and (ii) Mortgage Loan Closing Date Balance.
84	Mortgage Loan UW NOI DSCR	Quotient of (i) UW Net Operating Income and (ii) Annual Mortgage Loan Debt Service Payment.
85	Mortgage Loan UW NCF DSCR	Quotient of (i) UW Net Cash Flow and (ii) Annual Mortgage Loan Debt Service Payment.
86	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) UW Net Operating Income and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
87	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) UW Net Cash Flow and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14